RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Guarantee	(406,769)
Ossen Material Research [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	4,881,224
Shanghai Pujiang [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	15,457,208
Shanghai Pujiang [Member] | Notes payable [Member]
Related Party Transaction [Line Items]
Guarantee	21,314,676
Ossen Shanghai [Member]
Related Party Transaction [Line Items]
Ownership transferred	30.00%